SHARE BASED PAYMENTS - Additional Information (Details)			12 Months Ended
	Aug. 05, 2022 USD ($) shares $ / shares	Feb. 29, 2020 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Jan. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)				352,557	1,882,046			258,406	1,980,828		2,004,410
Provision | $						$ 5,549,000				$ 5,192,000	$ 2,301,000
Weighted average remaining contractual life of outstanding share options			7 years 10 months 24 days				8 years 4 months 24 days				8 years 10 months 24 days
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 17.5
Share based expense | $	$ 269,000					$ 0				$ 2,000	$ 96,000
Number of share options outstanding in share-based payment arrangement	526,649
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued			1,422,328	1,422,328	1,422,328	1,422,328
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares			$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares			$ 8.86	$ 8.86	$ 8.86	$ 8.86	$ 15.92	$ 15.92	$ 15.92	$ 15.92	$ 15.92
General Employee Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares available for issuance (in shares)		3,576,469
Options Granted To Advisors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)		10,800		0				1,271			0
Number of shares granted (in shares)		264,159
Phantom Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Provision | $						$ 3,528,000				$ 2,377,000	$ 1,057,000
Phantom share fair value ($) (in USD per share) | $			$ 19.8	$ 19.8	$ 19.8	$ 19.8
2022 Omnibus Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares available for issuance (in shares)			9,646,567	9,646,567	9,646,567	9,646,567
Increase of shares authorized for issuance			0.015	0.015	0.015	0.015
2022 Omnibus Equity Incentive Plan | Major ordinary share transactions [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares available for issuance (in shares)												11,114,553
Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares available for issuance (in shares)			1,929,313	1,929,313	1,929,313	1,929,313
Increase of shares authorized for issuance			0.01	0.01	0.01	0.01
Employee Share Purchase Plan | Major ordinary share transactions [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares available for issuance (in shares)												2,907,970
2017 Advisory Share Agreements With Key Advisors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares vested (in shares)				0				1,271			3,600
Options vested (in shares)				0				0			30,453